Total
Baron Real Estate Income Fund
Baron Real Estate Income Fund
Investment Goal
The investment goal of Baron Real Estate Income Fund (the “Fund”) is a combination of capital appreciation and current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Real Estate Income Fund	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses After Expense Reimbursements [1]
Retail Shares	0.75%	0.25%	3.40%	4.40%	(3.35%)	1.05%
Institutional Shares	0.75%		2.70%	3.45%	(2.65%)	0.80%
R6 Shares	0.75%		2.72%	3.47%	(2.67%)	0.80%
[1]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2031, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.05% of average daily net assets of Retail Shares, 0.80% of average daily net assets of Institutional Shares, and 0.80% of average daily net assets of R6 Shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above. Although youractual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baron Real Estate Income Fund - USD ($)	1	3	5	10
Retail Shares	107	334	579	1,283
Institutional Shares	82	255	444	990
R6 Shares	82	255	444	990

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 41.75% of the average value of its portfolio.
Investments, Risks, and PerformancePrincipal Investment Strategies of the Fund
The Fund is a
non-diversified
fund that under normal circumstances, invests at least 80% of its net assets in real estate income-producing securities and other real estate securities of any market capitalization, including common stocks and equity securities, debt and preferred securities,
non-U.S.
real estate income-producing securities, and any other real estate-related yield securities. The Fund may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by Standard & Poor’s Corporation or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. The Fund may invest up to 35% of its total assets in such securities. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.
The Fund is likely to maintain a significant portion of its assets in real estate investment trusts (“REITs”). REITs pool money to invest in properties (“equity REITs”) or mortgages (“mortgage REITs”), and their revenue primarily consists of rent derived from owned, income producing real estate properties, and capital gains from the sale of such properties. The Fund generally invests in equity REITs.
The Adviser seeks to invest in businesses it believes have sustainable competitive advantages, exceptional management, opportunities for growth, and an attractive valuation.

Principal Risks of Investing in the Fund
Real Estate Industry.
  In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up;
changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.
REIT.
  REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Interest Rate.
  The Fund is subject to greater interest rate risk when compared to other stocks funds due to the chance that periods of rising interest rates may cause REIT stock prices to decline and the overall cost of borrowing to increase.
Credit and Interest Rate.
The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The risks associated with rising interest rates may be heightened as interest rates in the U.S. and elsewhere are at or near historic lows. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.
Industry Concentration.
  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.
Non-Diversified
Portfolio.
  The Fund is
non-diversified,
which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a
non-diversified
fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified
fund versus a diversified fund. Thus, a
non-diversified
fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Growth Investing.
  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
General Stock Market.
  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Non-U.S.
Securities.
Investing in
non-U.S.
securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Small- and
Mid-Sized
Companies.
  The Adviser believes there is more potential for capital appreciation in small- and mid-sized
companies, but there also may be more risk. Securities of small- and mid-sized
companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized
companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and
mid-sized
companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized
companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s annual and since inception returns compared with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at
www.BaronFunds.com/performance
or by calling
1-800-99BARON
(1-800-992-2766)
.

Total Return (%) for the year ended December 31 (Retail Shares)

Best Quarter:	3/31/19: 17.86%
Worst Quarter:	3/31/20: (15.87)%

Annual Total Returns (for periods ended 12/31/20)
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2020. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax
returns.
After-tax
returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual
after-tax
returns depend on your own tax situation and may differ from those shown.
After-tax
returns reflect past tax effects and are not predictive of future tax effects.
After-tax
returns are not relevant to investors who hold their Fund’s shares in a tax-deferred
account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2020
Average Annual Total Returns - Baron Real Estate Income Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	22.02%			13.93%	Dec. 29, 2017
Retail Shares | Return after taxes on distributions	21.58%			13.42%	Dec. 29, 2017
Retail Shares | Return after taxes on distributions and sale of Fund shares	13.01%			10.68%	Dec. 29, 2017
Institutional Shares	22.30%			14.11%	Dec. 29, 2017
R6 Shares	22.32%			14.08%	Dec. 29, 2017
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	(8.70%)			2.25%

The MSCI US REIT Index is an unmanaged, free float-adjusted market capitalization index that measures the equity market performance of all equity REITs in the US equity market, except for specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.